Income Taxes - Deferred Income Taxes (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022
Deferred Tax Assets And Liabilities [line items]
Opening Balance		$ (165)		$ (100)
Recovery (Expense) Recognized In Net Earnings		(3,786)		8,237
Deferred Income Tax Relating To Components Of Other Comprehensive Income		3,719		(6,513)
Recovery (Expense) Recognized In Shareholders' Equity		0		(1,789)
Closing Balance		(232)		(165)
Non-capital loss carryforwards [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		0	[1]	6,967
Recovery (Expense) Recognized In Net Earnings		810	[1]	(5,178)
Recovery (Expense) Recognized In Shareholders' Equity		0	[1]	(1,789)
Closing Balance	[1]	810		0
Capital losses carryforward [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		792		0
Recovery (Expense) Recognized In Net Earnings		40		277
Deferred Income Tax Relating To Components Of Other Comprehensive Income		124		515
Closing Balance		956		792
Deferred tax assets other [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		4,256	[2]	1,325
Recovery (Expense) Recognized In Net Earnings		(121)	[2]	2,739
Deferred Income Tax Relating To Components Of Other Comprehensive Income		0	[2]	192
Closing Balance	[2]	4,135		4,256
Interest capitalized for accounting [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		0		(87)
Recovery (Expense) Recognized In Net Earnings				87
Closing Balance				0
Debt financing fees
Deferred Tax Assets And Liabilities [line items]
Opening Balance		(774)	[3]	(737)
Recovery (Expense) Recognized In Net Earnings		(44)	[3]	(37)
Closing Balance	[3]	(818)		(774)
Kutcho convertible note [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance				0
Recovery (Expense) Recognized In Net Earnings				112
Deferred Income Tax Relating To Components Of Other Comprehensive Income				(112)
Unrealized gains on Long term investments [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		(8,006)		(170)
Recovery (Expense) Recognized In Net Earnings		(4)		(728)
Deferred Income Tax Relating To Components Of Other Comprehensive Income		3,595		(7,108)
Closing Balance		(4,415)		(8,006)
Mineral stream interest [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		3,732	[4]	(7,298)
Recovery (Expense) Recognized In Net Earnings		(4,400)	[4]	11,030
Closing Balance	[4]	(668)		3,732
Foreign withholding tax [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		(165)		(100)
Recovery (Expense) Recognized In Net Earnings		(67)		(65)
Closing Balance		$ (232)		$ (165)

[1]	As at December 31, 2023, the Company had recognized the tax effect on $3 million of non-capital losses against deferred tax liabilities.
[2]	Other includes capital assets, cobalt inventory, charitable donation carryforward, and PSU and pension liabilities.
[3]	Debt and share financing fees are deducted over a five-year period for Canadian income tax purposes. For accounting purposes, debt financing fees are deducted over the term of the credit facility and share financing fees are charged directly to issued capital.
[4]	The Company’s position, as reflected in its filed Canadian income tax returns and consistent with the terms of the PMPAs, is that the cost of the precious metal acquired under the Canadian PMPAs is equal to the market value while a deposit is outstanding (where applicable to an agreement), and the cash cost thereafter. For accounting purposes, the cost of the mineral stream interests is depleted on a unit-of-production basis as described in Note 4.2.